[Ameritas Life Insurance Corp. Logo]
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                                        P.O. Box 81889 / Lincoln, NE  68501-1889
                                         5900 O Street / Lincoln, NE  68510-2234
                                                                  (402) 467-1122

February 28, 2012

                                                    Via EDGAR and overnight mail

Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549


Re:  Ameritas Life Insurance Corp. of New York(SM) ("Depositor" or "Ameritas
       Life of NY")
     First Ameritas Variable Life Separate Account (1940 Act No. 811-09979)
       ("Registrant" or "Separate Account")
     Overture Encore! II Flexible Premium Variable Universal Life Insurance
       Policy, 1933 Act Registration No. 333-39110 ("Encore! II" or the
       "Policy")
     Post-Effective Amendment No. 5 on Form N-4 Pursuant to Rule 485(a)

Dear Ms. Roberts:

Ameritas Life Insurance Corp. ("Ameritas Life") provides administrative and legal services for its affiliates, including Ameritas Life of NY, which is a wholly owned subsidiary of Ameritas Life.

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account.

The primary purposes of this Amendment relate to:
     o the change of name of the Depositor, from "First Ameritas Life Insurance Corp. of New York" to "Ameritas Life Insurance Corp. of New York(SM)" on October 1, 2011 (note that Policy owners were advised of this change by a supplement dated October 1, 2011); and
     o the change of name of the Registrant, which is currently "First Ameritas Variable Life Separate Account," and is expected to be designated as "Ameritas Life of NY Separate Account VUL" by the Depositor's Board of Directors on March 1, 2012.

Ameritas Life of NY offered Encore! II through the Separate Account from November 13, 2000 until August 18, 2003. The Depositor and Registrant have not filed annual post-effective amendments since May 2003 or distributed updated prospectuses to existing Policy owners since August 2003. This decision was made in reliance on Commission guidance in the Great-West Life & Annuity Insurance Company no-action letter (publicly available October 23, 1990) and the Monarch Life Insurance Company no-action letter (publicly available June 9,
1992) (the "Great West and Monarch Letters"). On December 31, 2011, thirty Policies were in effect. We intend that the Policies will not be offered for new sales after the effective date of the revised prospectus, and at that time they will revert to their "closed" status consistent with provisions of the Great West and Monarch Letters. (1)

Encore! II was initially filed using SEC Form S-6. Final rules requiring use of Form N-6 for existing variable life insurance policies became effective December 1, 2003, which was after Encore! II was closed for new sales. Therefore, to make this filing consistent with Form N-6, we base general text on the Rule 485(a) filing by the Registrant's affiliate, Ameritas Variable Separate Account V, submitted February 25, 2011 for Registration No. 333-151913 prospectus and statement of additional information ("SAI") (hereinafter referred to as the "2011 Separate Account V filing").

We are enclosing red-line copies of the prospectus and SAI showing additions and deletions made since May 2003. Revisions related to the material changes listed above are located on the red-line copies, pages 1-3, 15, 23, 38, 44 and Last Page of the Prospectus, SAI pages 1, 4, 5 and footers on the SAI.

Other changes in the Encore! II prospectus and SAI include the following:

     (1) Page 1 and Last Page of prospectus and SAI page 1. The prospectus effective date is updated at the top of prospectus page 1 and the SAI effective date is updated on the prospectus Last Page. Information on how to obtain a copy of the SAI is provided on the prospectus Last Page. Both effective dates are shown at the top of SAI page 1.

     (2) Page 1. Text is revised for clarity and to provide the revised reference to the list of Subaccounts.

     (3) Pages 1, 2, Last Page, and SAI page 1. The address, telephone number, fax number and website were changed at the same time the Depositor name was changed. This information was also included in the October 1, 2011 supplement provided to Policy owners.

     (4) Pages 2 and 32. General information at the left of page 2 is re-ordered and revised, including the addition of text on risks of using facsimiles, which is consistent with the Loan Rules and Surrender Rules sections on page 32, and with text previously used in the Rule 485(b) filing made by our affiliate First Ameritas Variable Annuity Separate Account Registration No. 333-39246 on April 25, 2003.

     (5) Page 2. The Table of Contents is updated; but, for readability, the Word copy is not shown as revised.

     (6) Pages 3-7. The Policy Summary section is revised to be consistent with Form N-6 requirements, specifically to identify Policy benefits and risks, based on text of the 2011 Separate Account V filing.

     (7) Pages 8-14 (Also see pages 21-22). The CHARGES and CHARGES EXPLAINED sections are renamed. The CHARGES section is revised to show Guaranteed Maximum Charges in the first column and Current Charges in the second column. This change is consistent with comments received from Commission staff on February 1, 2007 regarding the Rule 485(a) filing submitted December 20, 2006 for our affiliate, Separate Account V, Registration No. 333-64496. We also moved the CHARGES EXPLAINED section forward nearer the CHARGES section. This is consistent with other affiliates' filings, including the Ameritas Variable Life Insurance Company Separate Account VA-2 Rule 485(a) filing for Registration No. 333-47162 submitted February 28, 2005. Specific disclosures in the CHARGES section and clarification in the CHARGES EXPLAINED section reflect text in the 2011 Separate Account V filing, but relate to specific provisions of the Encore! II Policy.

     (8) Page 10. We have not received December 31, 2011 expenses from the fund companies, so additional updates to the minimum and maximum underlying portfolio expense chart will be finalized prior to the effective date in a subsequent amendment filed under Rule 485(b). Pursuant to Form N-6, Item 3. Instruction 4 (f), we have elected to discontinue using additional tables showing annual operating expenses separately for each portfolio company.

     (9) Pages 14-15. The INVESTMENT OPTIONS section is revised for clarity. The Separate Account Variable Investment Options section is moved forward from Appendix A: Variable Investment Option Portfolios, to be nearer other material for Form N-6, Item 4. The Subaccount underlying portfolios were last updated by a supplement dated May 1, 2011. We have requested information from the fund companies and will report any additional fund company or portfolio name changes and any changes to advisers or objectives by revising the page 15 chart, if necessary, in a subsequent post-effective amendment filing.

     (10) Page 16. The Adding, Deleting, or Substituting Variable Investment Options section is revised to include information initially provided to Policy owners in a supplement dated May 1, 2009. The supplement was to mirror our affiliates' responses to Commission staff comments dated August 21, 2008, for Form N-6 initial filings for Registration Nos. 333-151912, 333-151913, and 333-151914 (the "2008 Form N-6 initial filings").

     (11) Page 16. The Resolving Material Conflicts - Underlying Investment Interests section is revised to include information initially provided to Policy owners in a supplement dated May 1, 2010. The supplement was consistent with our response to Commission comments received March 24, 2010 for a Rule 485(a) filing submitted February 26, 2010 for affiliate Separate Account LLVA Registration No. 333-05529.

     (12) Page 16. The Voting Rights section is revised to include information initially provided to Policy owners in a supplement dated May 1, 2006.

     (13) Pages 16-17. The Fixed Account Investment Option section is revised for clarity, consistent with text used in the 2011 Separate Account V filing.

     (14) Pages 17-18. The Transfers section is revised for information initially provided to Policy owners in a supplement dated May 1, 2009. The supplement was, in part, in response to Commission staff comments dated August 21, 2008 for the 2008 Form N-6 initial filings. The section is further revised to be consistent with text in the 2011 Separate Account V filing.

     (15) Pages 17, 22, and 32. References to business and NYSE close times is changed from Central Time to 4:00 p.m. Eastern Time, to be consistent with the Registrant's time zone.

     (16) Page 18. The Omnibus Orders section is revised to include information initially provided to Policy owners in a supplement dated May 1, 2010. The supplement, in part, was the result of Commission comments received March 24-26, 2010 for affiliate Separate Account LLVA Registration No. 333-0559.

     (17) Page 18. The paragraph regarding the possibility of adding an asset allocation program to this product is deleted, as that program has been withdrawn.

     (18) Pages 19-20. Disruptive Trading Procedures were the subject of supplements dated May 1, 2005 and October 1, 2007. The 2005 supplement was the result of Commission comments dated February 1, 2005 for a Form N-4 initial filing submitted December 3, 2004 for affiliate Separate Account LLVA Registration No. 333-120972. The 2007 supplement reminded Policy owners that we may restrict trading when instructed to do so by a fund.

     (19) Pages 20-21. The Systematic Transfer Programs section is revised to include information initially provided to Policy owners in the supplement dated May 1, 2011, which deleted the phrase "or by Internet when available," since we do not contemplate making transactions related to the systematic transfer programs available by Internet. The section is also revised related to the fact that the product was closed to new sales in 2003 and to provide a corrected defined term, "Monthly Activity Date."

     (20) Pages 23-29. The OTHER IMPORTANT POLICY INFORMATION section is revised to match the format and text presentation in the 2011 Separate Account V filing, but retains provisions applicable to the Encore! II Policy. Specific other changes in this section include:
          o revisions related to the fact that the product was closed to new sales in 2003, on pages 23-24 and 30;
          o disclosure regarding money market funds, at the end of page 24 (This text was initially provided to Policy owners in a May 1, 2009 supplement. Other text in the supplement, regarding the U.S. Treasury's Temporary Guaranteed Program for Money Market Funds ("Program") no longer applies since the Program expired September 18, 2009);
          o    adding a subsection for Loan Account Value, on page 25 (Form
               N-6, Item 10);
          o moving the subsection on Telephone Transactions, from page 26 to page 25;
          o adding a subsection on administrative practices for Electronic Delivery and Communications, on page 25, consistent with text in the 2011 Separate Account V filing;
          o adding disclosure that if the Commission permits delay for the protection of security holders, we may delay payments or transfers. This provision, on page 25, is consistent with text in the 2011 Separate Account V filing.
          o    adding subsections that are consistent with the Encore! II
               Policy regarding Assignment, on page 26, and Nonparticipating, on page 29; and
          o moving the subsections for Legal Proceedings and How to Get Financial Statements, from page 29 to page 38 (Form N-6, Items 13 and 14).

     (21) Pages 29-34. The POLICY DISTRIBUTIONS section is revised to match the format and text presentation in the 2011 Separate Account V filing, but retains provisions applicable to the Encore! II Policy.

     (22) Page 34. The Payment of Death Benefit Proceeds paragraph was initially provided to Policy owners in a supplement dated April 20, 2006. Current text is consistent with the 2011 Separate Account V filing.

     (23) Pages 35-37. The Tax Matters section was reviewed and updated as directed by our tax attorney.

     (24) Page 38. Disclosure regarding the exemption provided by Rule 12h-7 was provided to Policy owners by supplements, initially for May 1, 2009, then updated on May 1, 2010.

     (25) Pages 41-42. APPENDIX A: Optional Features (formerly APPENDIX B) is revised for correct names and alphabetic order of Encore! II riders.

     (26) Pages 43-44. Defined terms were researched and revised to provide a more comprehensive list of defined terms from the Encore! II Policy. Several sections of the prospectus were impacted when defined terms were inserted for previous text.

     (27) Last Page. In addition to other revisions discussed above, we are updating information for the SAI and Reports and revising the date and text for the copyright mark.

     (28) SAI pages 1 and 2. These pages are updated to provide current information related to Form N-6, Items 15 - 16.

     (29) SAI page 3. Revisions in two sections state the product was closed to new sales in 2003.

     (30) SAI page 3. The Underwriter section is also updated for the name of the ultimate majority parent of the underwriter and for payments made to the underwriter the past three years.

     (31) SAI page 3. The Distribution of the Policy section is revised, including for renaming of NASD in regards to its reorganization into FINRA.

     (32) SAI pages 4-5. Disclosure of a licensing agreement of Ameritas Life is added.

     (33) SAI page 5. The Financial Statements section is revised to reflect the most recent format preferred by our external auditors. This section will be updated and the financial statements of the Registrant and Depositor will be added by a subsequent amendment.

     (34) Other clerical corrections, including capitalization of defined terms are made throughout.


We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel


Enclosure

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(1) The Great West and Monarch Letters provide conditions whereby insurers may discontinue filing post-effective amendments and delivering updated prospectuses, including that no new contracts will be offered, there is a relatively small number of existing contract owners, and the Depositor provides all contract owners with certain information about the contract, the separate account and the underlying funds, including:
o Annual and semi-annual reports of the underlying fund portfolios in which the subaccounts of the Separate Account invest, current prospectuses for the investment portfolios, proxy statements and voting instructions, and other shareholder materials pertaining to the investment portfolios;
o    Confirmations of contract transactions;
o Within 120 days after the close of the fiscal year, audited financial statements for the Registrant and the Depositor (for variable life insurance products); and
o At least once a year, a statement of the number of units and net cash surrender value of each contract owned by each contract owner.


(2) Registration Form for Insurance Company Separate Accounts Registered as Unit Investment Trusts that Offer Variable Life Insurance Policies, Release Nos. 33-8088; IC-25522; effective June 1, 2002. Initial Compliance Date: All new registration statements filed on or after December 1, 2002, for separate accounts that are registered as unit investment trusts and that offer variable life insurance policies must comply with Form N-6. Final Compliance Date: All insurance company separate accounts that are registered as unit investment trusts and that currently offer variable life insurance policies with effective registration statements must comply with Form N-6 for post-effective amendments that are annual updates to their registration statements filed on or after December 1, 2002, and no later than December 1, 2003.